Subsequent Events (Details)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Oct. 19, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Subsequent Events [Line Items]
Capital amount				¥ 26,530,000
Invest in equipment and cash			¥ 13,000,000
Equipment and cash ownership percentage		49.00%	49.00%
Equipment value | $		$ 1,053,060			$ 1,228,703
Inventory | $		$ 9,700,738			$ 7,602,238
Minde Low-Carbon [Member]
Subsequent Events [Line Items]
Investment amount			¥ 13,530,000
Equity interest percentage		51.00%	51.00%
Equipment value			¥ 12,617,120
Forecast [Member]
Subsequent Events [Line Items]
Cash investment	¥ 382,880
Equipment [Member]
Subsequent Events [Line Items]
Inventory		$ 1,137,114	¥ 8,076,091